united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

Semi Annual Report

October 31, 2021

CMG MAULDIN CORE FUND

Class A Shares – GEFAX          Class I Shares – GEFIX

CMG TACTICAL BOND FUND

Class A Shares – CHYAX           Class I Shares – CHYOX

CMG TACTICAL ALL ASSET STRATEGY FUND

Class A Shares – CMGQX           Class I Shares – CMGHX

1-866-CMG-9456

www.cmgmutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of CMG Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

CMG Mauldin Core Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

CMG Mauldin Core Fund:	Six Months	One Year	Five Year	Annualized Since Inception *
Class A
Without sales charge	4.51%	17.50%	6.47%	3.82%
With sales charge	-1.50%	10.71%	5.22%	3.09%
Class I	4.73%	17.80%	6.68%	4.06%
MSCI AC World Index Gross	7.24%	37.86%	15.31%	11.02%
Morningstar Moderate Target Risk TR Index	3.85%	21.98%	10.27%	7.85%

*	Class A and Class I shares commenced operations on May 15, 2013.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted equity index designed to measure the performance of equities in developed and emerging markets. Investors cannot invest directly in an index or benchmark.

The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to reduce its fees and to reimburse expenses at least until August 31, 2022. The Fund’s total annual operating expense, before fee waiver and/or reimbursements, including underlying fund fees is 2.13% for Class A and 1.88% for Class I shares per the most recent prospectus. The Fund’s total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 3.25% for Class A and 3.00% for Class I of average daily net assets, per the most recent prospectus. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2021 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds:	93.2%
Equity	71.0%
Fixed Income	20.4%
Commodity	1.8%
Closed End Funds: Commodity Funds	5.5%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	-0.1%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

CMG Tactical Bond Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

CMG Tactical Bond Fund:	Six Months	One Year	Five Year	Annualized Since Inception *
Class A
Without sales charge	-0.23%	3.69%	1.95%	1.35%
With sales charge	-5.98%	-2.28%	0.74%	0.42%
Class I	-0.06%	3.93%	2.34%	1.90%
Bloomberg US Corporate High Yield Index	2.36%	10.53%	6.40%	5.91%

*	Class I shares commenced operations on October 6, 2014. Class A shares commenced operations on May 29, 2015. Barclays U.S. Corporate High Yield Index since inception performance is as of October 6, 2014.

The Bloomberg U.S. Corporate High Yield Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to reduce its fees and to reimburse expenses at least until August 31, 2022. The Fund’s total annual operating expense, before fee waiver and/or reimbursements, including underlying fund fees is 2.16% for Class A and 1.76% for Class I shares per the most recent prospectus. The Fund’s total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 3.25% for Class A and 3.00% for Class I of average daily net assets, per the most recent prospectus. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2021 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds:	95.3%
Short-Term Investments	4.9%
Liabilities In Excess of Other Assets	-0.2%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

CMG Tactical All Asset Strategy Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

Annualized Total Returns as of October 31, 2021

CMG Tactical All Asset Strategy Fund:	Six Months	One Year	Five Year	Annualized Since Inception *
Class A
Without sales charge	0.61%	21.81%	3.79%	3.53%
With sales charge	-5.17%	14.80%	2.58%	2.43%
Class I	0.70%	22.08%	4.05%	3.78%
Morningstar Moderate Target Risk TR Index	3.85%	21.98%	10.27%	9.88%

*	Class A and Class I shares commenced operations on May 2, 2016.

The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation methodology from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to reduce its fees and to reimburse expenses at least until August 31, 2022. The Fund’s total annual operating expense, before fee waiver and/or reimbursements, including underlying fund fees is 2.03% or Class A and 1.78% for Class I shares per the most recent prospectus. The Fund’s total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 3.25% for Class A and 3.00% for Class I of average daily net assets, per the most recent prospectus. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2021 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds:	98.5%
Equity Funds	88.9%
Fixed Income	9.6%
Short-Term Investments	1.2%
Other Assets In Excess of Liabilities	0.3%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 5.5%
	COMMODITY - 5.5%
117,980	Sprott Physical Gold Trust(a)	$1,663,518

	TOTAL CLOSED END FUNDS (Cost $1,707,637)	1,663,518

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.2%
	COMMODITY - 1.8%
25,195	Invesco Optimum Yield Diversified Commodity	557,565

	EQUITY – 71.0%
15,562	Invesco Nasdaq 100 ETF	2,470,468
15,321	Invesco S&P 500 Low Volatility ETF	974,416
18,833	Invesco S&P 500 Quality ETF	969,711
15,373	iShares Core MSCI EAFE ETF	1,176,188
17,227	iShares MSCI India ETF	841,367
21,592	iShares MSCI Japan ETF	1,476,893
3,904	iShares MSCI USA Momentum Factor ETF	744,415
12,621	Schwab U.S. Large-Cap Value ETF	896,722
6,975	Schwab US Small-Cap ETF	729,306
3,396	SPDR S&P Dividend ETF	418,251
11,025	Vanguard Dividend Appreciation ETF	1,810,856
19,295	Vanguard Total Stock Market ETF	4,571,178
11,874	Xtrackers MSCI Europe Hedged Equity ETF	423,308
99,695	Xtrackers S&P 500 ESG ETF	4,097,465
		21,600,544

See accompanying notes which are an integral part of these financial statements.

CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	FIXED INCOME – 20.4%
8,630	ISHARES 0-5 YEAR TIPS BOND ETF	$914,866
1,823	iShares iBoxx $ Investment Grade Corporate Bond ETF	243,334
8,796	iShares Lehman 7-10 Year Treasury Bond	1,008,286
15,051	Janus Henderson Short Duration Income ETF	752,701
52,726	SPDR Portfolio Long Term Treasury ETF	2,216,601
22,741	SPDR Portfolio TIPS ETF	712,248
9,221	Xtrackers USD High Yield Corporate Bond ETF	367,180
		6,215,216

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,090,323)	28,373,325

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
419,745	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.02% (Cost $419,913)(b)	419,913

	TOTAL INVESTMENTS - 100.1% (Cost $28,217,873)	$30,456,756
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(45,448)
	NET ASSETS - 100.0%	$30,411,308

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes which are an integral part of these financial statements.

CMG TACTICAL ALL ASSET STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	EQUITY - 88.9%
11,194	Energy Select Sector SPDR Fund	$643,319
14,820	Global X MLP & Energy Infrastructure ETF	565,087
1,835	Invesco QQQ Trust Series 1	708,511
2,958	iShares Russell 2000 ETF, EQUITY	674,572
1,542	SPDR S&P 500 ETF Trust	708,164
7,998	Utilities Select Sector SPDR Fund	535,146
6,253	VANGUARD REAL ESTATE ETF	681,827
2,692	Vanguard Total Stock Market ETF	637,762
10,716	Xtrackers MSCI Japan Hedged Equity ETF	540,811
		5,695,199
	FIXED INCOME - 9.6%
5,329	iShares National Muni Bond ETF	617,844

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,176,185)	6,313,043

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
74,736	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.02% (Cost $74,766)(a)	74,766

	TOTAL INVESTMENTS - 99.7% (Cost $6,250,951)	$6,387,809
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	20,959
	NET ASSETS - 100.0%	$6,408,768

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes which are an integral part of these financial statements.

CMG TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.3%
	FIXED INCOME - 95.3%
97,208	Janus Henderson Short Duration Income ETF	$4,861,372
11,207	SPDR Bloomberg 1-3 Month T-Bill ETF	1,024,880
		5,886,252

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,901,483)	5,886,252

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.9%
	MONEY MARKET FUNDS - 4.9%
300,788	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.02% (Cost $300,908)(a)	300,908

	TOTAL INVESTMENTS - 100.2% (Cost $6,202,391)	$6,187,160
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(10,143)
	NET ASSETS - 100.0%	$6,177,017

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See accompanying notes which are an integral part of these financial statements.

CMG Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2021

			CMG Tactical
	CMG Mauldin	CMG Tactical	All Asset
	Core Fund	Bond Fund	Strategy Fund
Assets:
Investments at Value (Cost $28,217,873, $6,202,391, and $6,250,951, respectively)	$30,456,756	$6,187,160	$6,387,809
Dividends and Interest Receivable	5	6	2
Receivable for Fund Shares Sold	1,500	—	—
Prepaid Expenses	28,781	26,366	26,972
Total Assets	30,487,042	6,213,532	6,414,783

Liabilities:
Payable to Related Parties	31,363	28,529	1,520
Accrued Advisory Fees	25,687	4,964	3,765
Payable for Fund Shares Redeemed	15,671	1,527	—
Accrued Distribution Fees	545	17	14
Accrued Expenses and Other Liabilities	2,468	1,478	716
Total Liabilities	75,734	36,515	6,015

NET ASSETS	$30,411,308	$6,177,017	$6,408,768

Composition of Net Assets:
Paid-in-Capital	$23,819,299	$7,643,499	$6,558,422
Accumulated Earnings (Losses)	6,592,009	(1,466,482)	(149,654)
Net Assets	$30,411,308	$6,177,017	$6,408,768

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$2,703,512	$51,061	$64,719
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	216,137	5,238	5,600
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$12.51	$9.75	$11.56
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	13.27	10.34	12.27

Class I Shares:
Net Assets	$27,707,796	$6,125,956	$6,344,049
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,198,247	630,419	551,668
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$12.60	$9.72	$11.50

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2021

			CMG Tactical All
	CMG Mauldin	CMG Tactical Bond	Asset Strategy
	Core Fund	Fund	Fund
Investment Income:
Dividend Income	$222,743	$96,798	$46,198
Interest Income	32	(146)	19
Total Investment Income	222,775	96,652	46,217

Expenses:
Administration Fees	167,380	50,827	34,040
Investment Advisory Fees	161,265	32,358	24,250
Third Party Administrative Servicing Fees	7,137	184	920
Custody Overdraft Fees	4,996	10,763	205
Distribution Fees- Class A	3,313	113	87
Total Expenses	344,091	94,245	59,502

Net Investment Income (Loss)	(121,316)	2,407	(13,285)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) From:
Investments	1,622,174	78,018	131,048
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(98,097)	(75,797)	(71,224)
Net Realized and Unrealized Gain on Investments	1,524,077	2,221	59,824

Net Increase in Net Assets Resulting From Operations	$1,402,761	$4,628	$46,539

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF CHANGES IN NET ASSETS

	CMG Mauldin Core Fund		CMG Tactical Bond Fund
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended	Ended	Ended	Ended
	October 31, 2021	April 30, 2021	October 31, 2021	April 30, 2021
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(121,316)	$(53,723)	$2,407	$261,011
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,622,174	5,740,208	78,018	457,443
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(98,097)	1,785,212	(75,797)	33,381
Net Increase (Decrease) in Net Assets Resulting From Operations	1,402,761	7,471,697	4,628	751,835

Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(2,302)
Class I	—	—	—	(29,605)
Total Distributions Paid
Class A	—	(66,332)	(234)	(9,228)
Class I	—	(1,189,187)	(30,225)	(271,663)
Total Distributions to Shareholders	—	(1,255,519)	(30,459)	(312,798)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	361,606	387,008	5,189	1,694,588
Distributions Reinvested	—	63,150	234	493
Cost of Shares Redeemed	(290,942)	(813,719)	(13,536)	(3,683,277)
Total Class A Transactions	70,664	(363,561)	(8,113)	(1,988,196)

Class I Shares:
Proceeds from Shares Issued	1,732,764	7,169,062	510,364	8,864,817
Distributions Reinvested	—	1,128,674	29,728	300,185
Cost of Shares Redeemed	(5,274,744)	(39,619,923)	(2,105,700)	(37,481,239)
Total Class I Transactions	(3,541,980)	(31,322,187)	(1,565,608)	(28,316,237)

Net Increase (Decrease) in Net Assets Resulting from Beneficial Interest Transactions	(3,471,316)	(31,685,748)	(1,573,721)	(30,304,433)

Increase (Decrease) in Net Assets	(2,068,555)	(25,469,570)	(1,599,552)	(29,865,396)

Net Assets:
Beginning of Period/Year	32,479,863	57,949,433	7,776,569	37,641,965
End of Period/Year	$30,411,308	$32,479,863	$6,177,017	$7,776,569

Share Activity:
Class A Shares:
Shares Issued	29,603	34,859	521	176,755
Shares Reinvested	—	5,535	24	51
Shares Redeemed	(23,733)	(72,163)	(1,374)	(378,345)
Net decrease in shares of beneficial interest outstanding	5,870	(31,769)	(829)	(201,539)

Class I Shares:
Shares Issued	140,518	645,322	52,151	923,828
Shares Reinvested	—	98,402	3,018	30,992
Shares Redeemed	(430,532)	(3,473,088)	(214,916)	(3,876,789)
Net increase (decrease) in shares of beneficial interest outstanding	(290,014)	(2,729,364)	(159,747)	2,480,574

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	CMG Tactical All Asset Strategy Fund
	For the Six Months	For the Year
	Ended	Ended
	October 31, 2021	April 30, 2021
	(Unaudited)
Operations:
Net Investment Income	$(13,285)	$2,345
Net Realized Gain (Loss) on Investments	131,048	1,428,378
Net Change in Unrealized Appreciation on Investments	(71,224)	96,620
Net Increase (Decrease) in Net Assets Resulting From Operations	46,539	1,527,343

Distributions to Shareholders from:
Total Distributions Paid
Class I	—	(37,820)
Total Distributions to Shareholders	—	(37,820)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	4,619	4,826
Cost of Shares Redeemed	(11,512)	(145,204)
Total Class A Transactions	(6,893)	(140,378)

Class I Shares:
Proceeds from Shares Issued	396,761	1,251,375
Distributions Reinvested	—	37,789
Cost of Shares Redeemed	(592,096)	(3,228,533)
Total Class I Transactions	(195,335)	(1,939,369)

Net Decrease in Net Assets Resulting from Beneficial Interest Transactions	(202,228)	(2,079,747)

Decrease in Net Assets	(155,689)	(590,224)

Net Assets:
Beginning of Year	6,564,457	7,154,681
End of Year	$6,408,768	$6,564,457

Share Activity:
Class A Shares:
Shares Issued	408	427
Shares Redeemed	(994)	(14,855)
Net decrease in shares of beneficial interest outstanding	(586)	(14,428)

Class I Shares:
Shares Issued	34,723	124,795
Shares Reinvested	—	3,637
Shares Redeemed	(51,669)	(317,220)
Net decrease in shares of beneficial interest outstanding	(16,946)	(188,788)

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Mauldin Core Fund
	Class A
	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	October 31, 2021		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018		April 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$11.97		$10.57	$10.92	$10.79	$10.40		$10.23
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.06)		(0.05)	0.05	0.05	0.08		(0.13)
Net realized and unrealized gain (loss) on investments	0.60		1.75	(0.25)	0.12	0.45		0.38
Total from operations	0.54		1.70	(0.20)	0.17	0.53		0.25
Distributions to shareholders from:
Net investment income	—		—	(0.14)	—	(0.00	) (e)	—
Net realized gains	—		(0.30)	(0.01)	(0.04)	(0.14)		(0.08)
Total distributions	—		(0.30)	(0.15)	(0.04)	(0.14)		(0.08)
Net Asset Value, End of Period/Year	$12.51		$11.97	$10.57	$10.92	$10.79		$10.40
Total Return (b)	4.51	% (g)	16.26%	(1.93)%	1.60%	5.06%		2.50%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$2,704		$2,516	$2,559	$4,586	$4,649		$3,049
Ratio of expenses to average net assets (c)	2.46	% (e)(f)	1.98%	1.75%	1.66%	1.52%		3.40%
Ratio of net investment income (loss) to average net assets (c)(d)	(1.02	)% (e)(f)	(0.42)%	0.49%	0.48%	0.76%		(1.26)%
Portfolio turnover rate	173	% (g)	437%	278%	324%	220%		248%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	the ratios include 0.03% for the six months ended October 31, 2021 attributed to overdraft expense.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Mauldin Core Fund
	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2021		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$12.04		$10.62	$10.98	$10.82	$10.46	$10.26
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.05)		(0.01)	0.08	0.08	0.04	(0.08)
Net realized and unrealized gain (loss) on investments	0.61		1.73	(0.25)	0.13	0.50	0.36
Total from operations	0.56		1.72	(0.17)	0.21	0.54	0.28
Distributions to shareholders from:
Net investment income	—		(0.00)	(0.18)	(0.01)	(0.04)	—
Net realized gains	—		(0.30)	(0.01)	(0.04)	(0.14)	(0.08)
Total distributions	—		(0.30)	(0.19)	(0.05)	(0.18)	(0.08)
Net Asset Value, End of Period/Year	$12.60		$12.04	$10.62	$10.98	$10.82	$10.46
Total Return (b)	4.73	% (g)	16.40%	(1.69)%	1.93%	5.13%	2.78%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$27,708		$29,964	$55,390	$65,567	$68,814	$7,669
Ratio of expenses to average net assets (c)	2.21	% (e)(f)	1.73%	1.51%	1.41%	1.33%	2.98%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.76	)% (e)(f)	(0.09)%	0.69%	0.73%	0.37%	(0.81)%
Portfolio turnover rate	173	% (g)	437%	278%	324%	220%	248%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	the ratios include 0.03% for the six months ended October 31, 2021 attributed to overdraft expense.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Tactical Bond Fund
	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2021		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.81		$9.63	$9.82	$9.42	$9.75	$9.60
Increase (Decrease) From Operations:
Net investment income (a)	—		0.07	0.16	0.22	0.18	0.23
Net realized and unrealized gain (loss) on investments	(0.02)		0.17	(0.13)	0.37	(0.33)	0.12
Total from operations	(0.02)		0.24	0.03	0.59	(0.15)	0.35
Distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.22)	(0.19)	(0.18)	(0.20)
Return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.04)		(0.06)	(0.22)	(0.19)	(0.18)	(0.20)
Net Asset Value, End of Period/Year	$9.75		$9.81	$9.63	$9.82	$9.42	$9.75
Total Return (b)	(0.23	)% (g)	2.52%	0.27%	6.31%	(1.57)%	3.73%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$51		$60	$1,999	$548	$557	$1,042
Ratio of expenses to average net assets (c)	3.02	% (e)(f)	1.78%	1.79%	1.74%	1.78%	1.82%
Ratio of net investment income to average net assets (c)(d)	(0.42	)% (e)(f)	0.72%	1.69%	2.26%	1.91%	2.38%
Portfolio turnover rate	282	% (g)	989%	959%	433%	886%	12.68

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	the ratios include 0.14% for the six months ended October 31, 2021 attributed to overdraft expense.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	CMG Tactical Bond Fund
	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2021		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.77		$9.60	$9.78	$9.42	$9.75	$9.62
Increase (Decrease) From Operations:
Net investment income (a)	—		0.09	0.24	0.27	0.22	0.25
Net realized and unrealized gain (loss) on investments	(0.01)		0.19	(0.17)	0.35	(0.33)	0.14
Total from operations	(0.01)		0.28	0.07	0.62	(0.11)	0.39
Distributions to shareholders from:
Net investment income	(0.04)		(0.10)	(0.25)	(0.26)	(0.22)	(0.26)
Return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.04)		(0.11)	(0.25)	(0.26)	(0.22)	(0.26)
Net Asset Value, End of Period/Year	$9.72		$9.77	$9.60	$9.78	$9.42	$9.75
Total Return (b)	(0.06	)% (g)	2.90%	0.73%	6.68%	(1.18)%	4.13%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$6,126		$7,717	$35,643	$36,937	$12,197	$18,120
Ratio of expenses to average net assets (c)	2.77	% (e)(f)	1.53%	1.38%	1.32%	1.35%	1.47%
Ratio of net investment income to average net assets (c)(d)	0.08	% (e)(f)	0.86%	2.51%	2.87%	2.25%	2.61%
Portfolio turnover rate	282	% (g)	989%	959%	433%	886%	1,268%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	the ratios include 0.14% for the six months ended October 31, 2021 attributed to overdraft expense.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Tactical All Asset Strategy Fund
	Class A
	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2021		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$11.49		$9.22	$10.06	$10.19	$10.32	$10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.04)		(0.02)	0.12	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.11		2.29	(0.96)	(0.20)	0.26	0.37
Total from operations	0.07		2.27	(0.84)	(0.13)	0.28	0.40
Distributions to shareholders from:
Net investment income	—		—	—	—	(0.06)	(0.03)
Net realized gains	—		—	—	—	(0.35)	(0.05)
Total distributions	—		—	—	—	(0.41)	(0.08)
Net Asset Value, End of Period/Year	$11.56		$11.49	$9.22	$10.06	$10.19	$10.32
Total Return (b)	0.61	% (g)	24.62%	(8.35)%	(1.28)%	2.61%	4.00	% (f)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$65		$71	$190	$3,033	$18,338	$38,741
Ratio of expenses to average net assets (c)	2.07	% (e)(f)	1.81%	1.39%	1.43%	1.30%	1.53	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	(0.68	)% (e)(f)	(0.24)%	1.25%	0.72%	0.22%	0.32	% (e)
Portfolio turnover rate	316	% (g)	709%	563%	400%	627%	451	% (f)

*	Commencement of Operations on May 2, 2016.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	the ratios include 0.01% for the six months ended October 31, 2021 attributed to overdraft expense.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Tactical All Asset Strategy Fund
	Class I
	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2021		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$11.42		$9.20	$10.11	$10.20	$10.34	$10.00
Increase (Decrease) From Operations:
Net investment income (a)	(0.02)		— (h)	0.12	0.10	0.04	0.06
Net realized and unrealized gain (loss) on investments	0.10		2.28	(0.92)	(0.19)	0.25	0.37
Total from operations	0.08		2.28	(0.80)	(0.09)	0.29	0.43
Distributions to shareholders from:
Net investment income	—		(0.06)	(0.11)	—	(0.08)	(0.04)
Net realized gains	—		—	—	—	(0.35)	(0.05)
Total distributions	—		(0.06)	(0.11)	—	(0.43)	(0.09)
Net Asset Value, End of Period/Year	$11.50		$11.42	$9.20	$10.11	$10.20	$10.34
Total Return (b)	0.70	% (g)	24.79%	(8.02)%	(0.88)%	2.68%	4.29	% (g)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$6,344		$6,493	$6,965	$29,962	$13,354	$5,956
Ratio of expenses to average net assets (c)	1.82	% (e)(f)	1.56%	1.25%	1.06%	1.21%	1.28	% (e)
Ratio of net investment income to average net assets (c)(d)	(0.40	)% (e)(f)	0.04%	1.25%	1.04%	0.34%	0.58	% (e)
Portfolio turnover rate	316	% (g)	709%	563%	400%	627%	451	% (g)

*	Commencement of Operations on May 2, 2016.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	the ratios include 0.01% for the six months ended October 31, 2021 attributed to overdraft expense.

(g)	Not annualized.

(h)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2021

1.	ORGANIZATION

CMG Mauldin Core Fund (the “Mauldin Fund”), CMG Tactical Bond Fund, (the “Bond Fund”) and CMG Tactical All Asset Strategy Fund (“All Asset Fund”) (each a “Fund”, collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds currently offer Class A shares and Class I shares. Class I shares are offered at net asset value. Class A shares for all Funds are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to the respective class’s service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Mauldin Fund seeks capital appreciation as its investment objective. Class A and Class I of the Mauldin Fund commenced operations on May 15, 2013. The Bond Fund seeks to generate total returns over a complete market cycle through capital appreciation and income. Class I of the Bond Fund commenced operations on October 6, 2014. Class A of the Bond Fund commenced operations on May 29, 2015. The All Asset Fund’s investment objective is to generate capital appreciation. Class A and Class I of the Tactical Fund commenced operations on May 2, 2016.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” Update.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

A Fund may hold securities, such as private investments, interests in commodity pools, other non -traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Mauldin Fund:	Level 1	Level 2	Level 3	Total
Assets*
Closed End Fund	$1,663,518	$—	$—	$1,663,518
Exchange-Traded Funds	28,373,325	—	—	28,373,325
Short-Term Investments	419,913	—	—	419,913
Total Assets	$30,456,756	$—	$—	$30,456,756

Bond Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$5,886,252	$—	$—	$5,886,252
Short-Term Investments	300,908	—	—	300,908
Total Assets	$6,187,160	$—	$—	$6,187,160

Tactical Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$6,313,043	$—	$—	$6,313,043
Short-Term Investment	74,766	—	—	74,766
Total Assets	$6,387,809	$—	$—	$6,387,809

*	Refer to the Portfolios of Investments for industry classifications.

The Funds did not hold Level 3 securities during the period.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2019 to April 30, 2021 or expected to be taken in the Funds’ April 30, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement between the adviser and the Trust, with respect to the Funds (the “Advisory Agreement”), investment advisory services are provided to the Funds by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.05%, 0.95% and 0.75% of the average daily net assets of the Mauldin Fund, Bond Fund and All Asset Fund, respectively. For the six months ended October 31, 2021, the Adviser earned advisory fees of $161,265 for the Mauldin Fund, $32,358 for the Bond Fund and $24,250 for the All Asset Fund.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Effective August 1, 2021, the Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Funds’ fees and/or absorb expenses of the Funds until at least August 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class I
CMG Mauldin Core Fund	3.25%	3.00%
CMG Tactical Bond Fund	3.25%	3.00%
CMG Tactical All Asset Strategy Fund	3.25%	3.00%

This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the lower of the foregoing expense limits as well as any expense limitation that was in place at the time the waiver or reimbursement was made. The Funds had no expense limits in effect prior to August 1, 2021.

For the six months ended October 31, 2021, pursuant to the Waiver Agreement, the Adviser waived fees as follows:

Waived
Fund	amount
CMG Mauldin Core Fund	$0.00
CMG Tactical Bond Fund	$0.00
CMG Tactical All Asset Strategy Fund	$0.00

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC ( the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Mauldin Fund may pay up to 0.25% for Class A shares, the Bond Fund may pay up to 0.40% for Class A shares, and the Tactical Fund may pay up to 0.25% for Class A shares per year of its average daily net assets for such distribution and shareholder service activities. During the six months ended October 31, 2021, $3,313, $113 and $87 were accrued under the Plan for the Mauldin Fund, Bond Fund and All Asset Fund, respectively. As of October 31, 2021, the Board has not implemented the Plan with respect to the Class I shares of the Funds and no distribution fees have been accrued against the net assets of that class for the six months ended October 31, 2021.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended October 31, 2021, the Distributor received underwriter commissions of $4,094 for sales of the Mauldin Fund Class A shares, of which $779 were retained by the principal underwriter or other affiliated broker-dealers, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, each Fund pays UFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, UFS pays for all other operating expenses for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of October 31, 2021, the amounts owed to UFS were $31,363, $28,529 and $1,520 for the Mauldin Fund, Bond Fund and All Asset Fund, respectively. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities. For the six months ended October 31, 2021, the Trustees received fees in the amount of $9,309 on behalf of the Mauldin Fund and $8,389 each from the Bond Fund and the All Asset Fund.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six months ended October 31, 2021 amounted to $52,851,494 and $ 56,715,732, respectively, for the Mauldin Fund, $18,493,530 and $20,228,945, respectively, for the Bond Fund, and $19,990,021 and $20,210,238, respectively, for the All Asset Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,284,915, $6,202,391 and $6,250,951 for the Mauldin Fund, Bond Fund and the All Asset Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) consisted of:

Mauldin Fund	$2,475,365
Gross unrealized appreciation:
Gross unrealized depreciation:	(303,524)
Net unrealized appreciation:	$2,171,841

Bond Fund
Gross unrealized appreciation:	$—
Gross unrealized depreciation:	(15,231)
Net unrealized depreciation:	$(15,231)

Tactical Fund
Gross unrealized appreciation:	$200,796
Gross unrealized depreciation:	(63,938)
Net unrealized appreciation:	$136,858

The tax character of distributions paid during the years ended April 30, 2021 and April 30, 2020 was as follows:

For the year ended April 30, 2021:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
CMG Mauldin Core Fund	$9,712	$2,223,309	$—	$2,233,021
CMG Tactical Bond Fund	280,891	—	31,907	312,798
CMG Tactical All Asset Strategy Fund	37,820	—	—	37,820

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

For the year ended April 30, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
CMG Mauldin Core Fund	$1,005,250	$30,091	$—	$1,035,341
CMG Tactical Bond Fund	902,998	—	1,942	904,940
CMG Tactical All Asset Strategy Fund	246,298	—	—	246,298

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The CMG Mauldin Core Fund utilized equalization in the amount of $977,502, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by this reclassification.

As of April 30, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Unrealized
	Ordinary	Long-Term	Loss and Late	Carry	Appreciation/	Total Accumulated
	Income	Capital Gains	Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
CMG Mauldin Core Fund	$1,842,991	$2,053,820	$—	$—	$2,269,939	$6,166,750
CMG Tactical Bond Fund	—	—	(15,436)	(1,485,781)	60,566	(1,440,651)
CMG Tactical All Asset Strategy Fund	8,518	—	(12,159)	(400,634)	208,082	(196,193)

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for grantor trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year Losses
CMG Tactical Bond Fund	$15,436
CMG Mauldin Core Fund	12,159

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
CMG Mauldin Core Fund	$—	$—	$—	$—
CMG Tactical Bond Fund	1,485,781	—	1,485,781	7,418
CMG Tactical All Asset Strategy Fund	400,634	—	400,634	921,573

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2021

Permanent book and tax differences, primarily attributable to the tax adjustments for prior year tax returns and equalization credits resulted in reclassifications for the Funds for the year ended April 30, 2021 as follows:

		Accumulated
	Paid In Capital	Earnings (Losses)
CMG Mauldin Core Fund	$977,502	$(977,502)
CMG Tactical Bond Fund	(4,444)	4,444
CMG Tactical All Asset Strategy Fund	—	—

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, TD Ameritrade held 27.19% and Charles Schwab held 33.39% of the Mauldin Fund, E*TRADE Savings Bank held 89.82% of the Bond Fund, and Charles Schwab & Co. held 92.43% of the voting securities of the All Asset Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by E*TRADE Savings Bank or Charles Schwab & Co. are also owned beneficially.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Bond Fund currently invests a portion of its assets in Janus Henderson Short Duration Income ETF (“Janus”). The Bond Fund may sell investments in Janus at any time if the Adviser determines that it is in the best interest of the Bond Fund and its shareholders to do so. The performance of the Bond Fund will be directly affected by the performance of Janus. The financial statements of Janus, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Bond Fund’s financial statements. As of October 31 ,2021, the percentage of the Bond Fund’s net assets invested in Janus was 78.7%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CMG Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2021

CMG Capital Management Group, Inc. Adviser to CMG Mauldin Core Fund (“CMG Mauldin”), CMG Tactical All Asset Strategy Fund “(CMG All Asset”) & CMG Tactical Bond Fund (“CMG Bond”) *

In connection with the regular meeting held on September 21-23, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between CMG Capital Management Group, Inc. (“CMG Capital”) and the Trust, with respect to the CMG Mauldin, CMG All Asset, and CMG Bond (each a “Fund”, collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that CMG Capital was founded in 1992 and directly managed approximately $300 million discretionary assets in managed accounts, mutual funds, and variable annuities and provided consulting services on an additional $24 million in assets. The Board further noted that CMG Capital provided strategies in equity, fixed income, balanced and customized portfolios for a large range of client types through multiple investment vehicles. The Board reviewed the background information of the key investment professionals servicing the Funds and expressed their satisfaction with the team’s diverse financial industry experience and investment team. The Board reviewed the CMG Capital’s investment process for each Fund, noting that for CMG Mauldin, it selected tactical research providers after conducting an analysis and due diligence of the adviser’s strategy, examining asset classes, sectors and investment style. The Board reviewed CMG Capital’s investment strategy for CMG Bond, commenting that it focused on investing in high yield bonds or other high yield fixed income securities using a proprietary quantitative model that analyzed price, volume, yield spreads, and default rates. They acknowledged that CMG All Asset’s investment strategy differed from both CMG Bond and CMG Mauldin because CMG Capital selected ETFs based on price data using relative strength and momentum indicators. The Board observed that CMG Capital approached each Fund’s unique set of risks with mitigation processes that focus on the effects of tactical trading, use of dynamic asset allocation, hedging techniques and the ability to take defensive positions and perform deep analysis of risk characteristics of investment products. The Board acknowledged that CMG Capital monitored compliance with each Fund’s investment limitations by pre-screening trades against a checklist to determine the trade’s impact on portfolio compliance and performed post-trade reviews to ensure each Fund was invested consistent with its prospectus. The Board reviewed CMG Capital’s approach to selecting broker-dealers. The Board further noted CMG Capital continued to invest in research and dedicated sufficient resources to support the Funds. The Board concluded that CMG Capital could be expected to continue providing quality service to the Funds and shareholders.

Performance.

CMG Mauldin. The Board noted that the Fund received a three-star Morningstar rating and seeks capital appreciation. The Board further noted that the Fund returned a positive 18.41% over the one-year period but underperformed its peer group and Morningstar category over the one-year, three-year, five-year and since inception periods. The Board considered CMG Capital’s explanation for the Fund’s declining performance. The Board remarked that the Fund’s standard deviation was in the first quartile among its peer group and Morningstar category across all periods. The Board concluded that CMG Capital had been consistent in implementing the Fund’s strategy since its inception and should be given the opportunity to continue to seek positive performance.

CMG Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

CMG All Asset. The Board observed that the Fund received a three-star Morningstar rating. The Board noted that the Fund returned 22.68% over the one-year period and outperformed its peer group and Morningstar category over the same period. The Board considered the Fund’s risk metrics and observed that, over the one-year period, the Fund’s standard deviation ranked in the fourth quartile among its peer group and Morningstar category, Sharpe ratio ranked in the second quartile among its peer group and Morningstar category, and Sortino ratio of ranked in the second quartile among its peer group and Morningstar category. The Board noted that CMG Capital attributed the improved performance to its change in strategy, which the Board had discussed at a prior meeting. The Board acknowledged that the Fund underperformed its peer group and Morningstar category median, as well as its benchmark, over the three-year and five-year periods. The Board remarked that the Fund’s recent changes indicated that CMG Capital should be given the opportunity to continue to improve the Fund’s performance.

CMG Bond. The Board observed that the Fund earned a three-star Morningstar rating. The Board considered the Fund’s performance, observing a return of 7.74% over the one-year period, which ranked in the third quartile among its peer group and second quartile among its Morningstar category. The Board noted that the Fund outperformed its Morningstar category median over the one-year period but underperformed its peer group and benchmark. The Board commented that the Fund outperformed its peer group and underperformed its Morningstar category median over the three-year period. The Board considered the Fund’s standard deviation, noting that it ranked in the fourth quartile among its peer group and Morningstar category over the one-year period but the second quartile among its peer group and Morningstar category over the three-year period. The Board concluded that the adviser should be given the opportunity to continue to seek positive performance and risk protection for shareholders.

Fees and Expenses.

CMG Mauldin. The Board considered the Fund’s fees and expenses, noting that CMG Capital’s advisory fee of 1.05% was higher than the peer group average and median and Morningstar category average and median. The Board further noted that the advisory fee was within the range of both the peer group and Morningstar category. They reviewed the Fund’s net expense ratio of 1.51%, acknowledging that it was higher than the Morningstar category median and peer group median. The Board noted that the Fund had an expense limitation agreement that capped expenses 3.25%. Based on the Fund’s specific strategy, the Board concluded that the advisory fee was not unreasonable.

CMG All Asset. The Board reviewed the Fund’s fees and expenses, commenting that CMG Capital’s advisory fee of 0.75% was below the peer group average and median and Morningstar category average and median. The Board further noted that the Fund’s net expense ratio of 1.25% was lower than the peer group median and average and modestly higher than the Morningstar category average. The Board commented that an expense limitation agreement was entered into as of August 1, 2021, which capped expenses at 3.25% for Class A shares and 3.00% for Class I shares. The Board concluded that the advisory fee was not unreasonable.

CMG Bond. The Board discussed that CMG Capital’s advisory fee of 0.95% for the Fund was slightly lower than the peer group average and median, but higher than the Morningstar category median and average. The Board commented that the 1.38% net expense ratio was slightly below the peer group average, equal to the peer group median, and higher than the Morningstar category median and average. The Board concluded that the advisory fee for CMG Bond was not unreasonable.

Profitability. The Board considered the profits and losses that were realized by CMG Capital in connection with the advisory services rendered to each Fund. The Board noted that CMG Capital reported no realized profits with respect to CMG Mauldin or CMG All Asset, and a modest profit with respect to CMG Bond. The Board observed that CMG Capital earned a net loss overall with respect to the Funds. The Board acknowledged CMG Capital’s assertion that it planned to profit off from each Fund in the near future. The Board concluded that excessive profitability of CMG Capital was not a relevant consideration in connection with CMG Mauldin or CMG All Asset, and that CMG Capital’s profitability with respect to CMG Bond was not excessive.

CMG Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

Economies of Scale. The Board considered whether economies of scale had been realized in connection with CMG Capital’s advisory services provided to each Fund. The Board reviewed CMG Capital’s assertion that CMG Capital would begin to benefit from economies of scale once each Fund’s assets exceeded a specific milestone. The Board noted that based on each Fund’s current asset size, the absence of breakpoints was acceptable at this time and agreed to continue to monitor each Fund’s asset levels and revisit the matter if one or more of the Funds saw significant growth.

Conclusion. Having requested and received such information from CMG Capital as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the advisory agreement with CMG Capital was in the best interests of the Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

CMG Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

CMG Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
October 31, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 through October 31, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending
	Annualized	Account	Account	Expenses	Ending	Expenses
	Expense	Value	Value	Paid During	Account Value	Paid During
Class A	Ratio	5/1/21	10/31/21	Period *	10/31/21	Period *
Mauldin Fund	2.46%	$1,000.00	$1,045.10	$12.66	$1,012.82	$12.46
Bond Fund	3.02%	$1,000.00	$997.70	$15.23	$1,009.96	$15.32
All Asset Fund	2.07%	$1,000.00	$1,006.10	$10.46	$1,014.78	$10.50

Class I
Mauldin Fund	2.21%	$1,000.00	$1,047.30	$11.39	$1,014.08	$11.20
Bond Fund	2.77%	$1,000.00	$999.40	$13.98	$1,011.22	$14.06
All Asset Fund	1.82%	$1,000.00	$1,007.00	$9.19	$1,016.04	$9.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2021 (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

CMG FUNDS

Adviser	CMG Capital Management Group, Inc. 1000 Continental Drive, Suite 570 King of Prussia, PA 19406
Sub-Adviser CMG Mauldin Core Fund	Mauldin Solutions, LLC 2900 McKinnon # 1708 Dallas, TX 75201
Administrator	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-CMG-9456.

CMG Funds

225 Pictoria Drive ● Suite 450 ● Cincinnati, OH 45246

1-866-CMG-9456

CMG-SAR21

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/6/22

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/6/22